RESTRICTED CASH	9 Months Ended
Sep. 30, 2017
RESTRICTED CASH
RESTRICTED CASH

3.RESTRICTED CASH

Restricted cash as of September 30, 2017 and December 31, 2016 was $361,000 and included a $50,000 security deposit related to the Company’s credit card account and a $311,000 standby letter of credit in favor of a landlord (see Note 6).